Material Accounting Policies	9 Months Ended
Jun. 30, 2026
Material Accounting Policies
Material Accounting Policies

3. Material Accounting Policies

The material accounting policies adopted in these unaudited condensed interim consolidated financial statements are the same as those applied in the Company’s consolidated financial statements as at and for the year ended September 30, 2025. Unless otherwise stated, these policies have been consistently applied to all periods presented.